Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Short-Term Government
Issuer	Fannie Mae
Ticker/Sedol	3135G0U27
Principal Amount (US$)	$1,997,020,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$2,096,871.00
Amount Purchased (Foreign$)	N/A
Trade Date	4/12/2018
Price (US$)	$99.851
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc
Other Syndicate Members:
TD Securities (USA) LLC, Wells Fargo Securities, LLC, Barclays Capital Inc., CastleOak Securities L.P., HSBC Securities (USA) Inc., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co. LLC, Nomura Securities International Inc.

Underwriting Spread	0.100%
Currency	USD

Fund	Government Bond Fund
Issuer	Federal Home Loan Bank
Ticker/Sedol	3130AFFX0
Principal Amount (US$)	$1,237,562,500.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$1,980,100.00
Amount Purchased (Foreign$)	N/A
Trade Date	11/15/2018
Price (US$)	$99.005
Price-Foreign	N/A
Underwriter	Toronto Dominion Securities LLC
Other Syndicate Members:	Nomura Securities International Inc., CastleOak Securities L.P., Citigroup Global Markets Inc., Deutsche Bank Securities Inc., HSBC Securities (USA) Inc., Morgan Stanley & Co. LLC
Underwriting Spread	0.100%
Currency	USD

Fund	Short-Term Government
Issuer	Fannie Mae
Ticker/Sedol	3135G0U27
Principal Amount (US$)	$2,498,200,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$499,640.00
Amount Purchased (Foreign$)	N/A
Trade Date	1/9/2019
Price (US$)	$99.928
Price-Foreign	N/A
Underwriter	TD Securities (USA) LLC
Other Syndicate Members:	Barclays Capital Inc., CastleOak Securities, L.P., Loop Capital Markets, LLC, MFR Securities, Inc., Multi-Bank Securities, Inc., Nomura Securities International, Inc., The Williams Capital Group, L.P.
Underwriting Spread	0.100%
Currency	USD